Please direct all correspondence pertaining to this matter to:
   Richard M. Zuckerman, Associate General Counsel, Citicorp Insurance Group,
                         P.O. Box 7031, Dover DE 19903
March 5, 1997

Securities and Exchange Commission
450 Fifth St., N.W.
Judiciary Plaza
Washington, DC 29549

RE:      First Citicorp Life Variable Annuity Separate Account
         `33 Act File #: 33-83354
         `40 Act File #: 811-8732

Commissioners:

Pursuant to Rule 30(b)2-1 of the Investment Company Act of 1940, as amended, attached hereto is a copy of the Annual Report furnished Contract Holders of variable annuities utilizing the above referenced Separate Account as a basis for investment purposes. Contained by reference thereto, and furnished Contract Holders with the Consolidated Report of Experience of the Separate Account will be the detailed experience of each of the funds which serve as the basis for funding the Separate Account.

If you have any questions regarding this matter, please contact the undersigned at (302) 672-5051 or Eric S. Miller at (302) 672-5033.

Sincerely,


/s/ Richard M. Zuckerman
Richard M. Zuckerman
Vice President, Associate General Counsel and
Secretary

 _ _ _ _ _ _ _ _ _ _ _ _ _ _ _
     |                             |       FIRST CITICORP LIFE INSURANCE COMPANY
|                             |
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|       _______________       |
|      |               |      |
|      | Annual Report |......|.......................
|      |_______________|      |                      .
|                             |                      .
|                             |                      .
|                             |                      .
|                             |                      .
|                             |             __________________
|                             |            |                  |
|                             |            | Variable Annuity |
|                             |            |__________________|
|                             |
|                             |             Annual Report 1996
|                             |
|                             |
|                             |
|                             |
|                             |
|                             |
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|_ _ _ _ _ _ _ _ _ _ _ _ _ _ _|

Citicorp Insurance Group

First Citicorp       All customer correspondence should be sent to:
Life Insurance       P.O. Box 7055, Dover, DE 19903
Company
                                                                 [CITICORP LOGO]
One Court Square, 24th Floor
Long Island City, NY 11120


Dear Contract Owner:

We are pleased to provide you with the results of the subaccounts in your First Citicorp Life Insurance Company Variable Annuity Separate Account, covering the one year period ending December 31, 1996. This annual report includes summaries of the performance of the variable annuity subaccounts, as well as annual reports of the underlying funds in which the subaccounts invest.

The performance of the subaccounts reflect the performance of the funds in which they invest, but take into account the charges and expenses imposed under the contract. Therefore, the subaccount performance figures are most representative of the returns contract holders experienced for the full calendar year under the annuity contract.

The annual report of the funds provide additional information, including the specific investments of each fund and the percentage that each investment class bears to the total fund investments.

The variable annuity you purchased was developed specifically to meet your investment needs and help you reach your financial goals. Your satisfaction with this product is important to us and we welcome any comments or suggestions you may have regarding our product or service. Please feel free to call us at 1-800-497-4855 from 8:00 a.m. to 5:00 p.m. Eastern time, Monday through Friday.

We would like to thank you for the opportunity to be of service to you. We look forward to continuing in that role as we work together to make your future the best it can be.


Sincerely,
/s/ Larry D. Williams

Larry D. Williams

Senior Vice President

                              Table of Contents


First Citicorp Life Insurance Company
Variable Annuity Separate Account Annual Report

Landmark VIP Funds Annual Report
Landmark VIP U.S. Government Fund
Landmark VIP Equity Fund
Landmark VIP Balanced Fund
Landmark VIP International Equity Fund

AIM Variable Insurance Funds, Inc. Annual Report
AIM V.I. Capital Appreciation Fund


Fidelity Variable Insurance Products Fund Annual Report
VIP: Growth Portfolio


MFS Variable Insurance Trust Annual Report
MFS World Governments Series
MFS Money Market Series

                           FIRST CITICORP LIFE INSURANCE COMPANY
                           VARIABLE ANNUITY SEPARATE ACCOUNT

                           Financial Statements and Schedule

                           December 31, 1996

                           (With Independent Auditors' Report Thereon)

[KPMG Peat Marwick LLP]

    1010 Market Street
    St. Louis, MO 63101-2085

                                              Independent Auditors' Report


     The Board of Directors
     First Citicorp Life Insurance Company and
         Policyholders of First Citicorp Life Insurance Company
         Variable Annuity Separate Account:


     We have audited the accompanying statements of net assets, including the schedule of investments, of the Landmark Equity Fund, Landmark U.S. Government Fund, Landmark International Equity Fund, Landmark Balanced Fund, A.I.M. V.I. Capital Appreciation Fund, Fidelity Growth Portfolio, MFS Money Market Series, and MFS World Government Series Portfolios of First Citicorp Life Insurance Company Variable Annuity Separate Account as of December 31, 1996, and the related statements of operations and changes in net assets for the periods presented. These financial statements are the responsibility of First Citicorp Life Insurance Company Variable Annuity Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned at December 31, 1996 by correspondence with the Landmark Variable Insurance Products Fund, A.I.M. Variable Insurance Funds, Inc., Fidelity Variable Insurance Products Fund, and MFS Variable Insurance Trust. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Landmark Equity Fund, Landmark U.S. Government Fund, Landmark International Equity Fund, Landmark Balanced Fund, A.I.M. V.I. Capital Appreciation Fund, Fidelity Growth Portfolio, MFS Money Market Series, and MFS World Government Series Portfolios of First Citicorp Life Insurance Company Variable Annuity Separate Account as of December 31, 1996, and the results of their operations and changes in their net assets for the periods presented, in conformity with generally accepted accounting principles.


                                       /s/ KPMG Peat Marwick LLP

     February 7, 1997

FIRST CITICORP LIFE INSURANCE COMPANY
VARIABLE ANNUITY SEPARATE ACCOUNT

Statements of Net Assets

December 31, 1996

----------------------------------------------------------------------------------------------------------------------------------
                                                          Landmark        Landmark     Landmark         A.I.M. V.I.      Fidelity
                                        Landmark       U.S. Government  International  Balanced    Capital Appreciation   Growth
                                       Equity Fund          Fund         Equity Fund     Fund              Fund          Portfolio
----------------------------------------------------------------------------------------------------------------------------------
Net assets:
  Investments at market value
  (see schedule of investments)         $1,643,528         306,967         867,328      1,404,849      5,168,933        4,295,213

Payable to First Citicorp Life
     Insurance Company                         887           2,171           2,490            761          2,748            2,299
----------------------------------------------------------------------------------------------------------------------------------

Total net assets                        $1,642,641         304,796         864,838      1,404,088      5,166,185        4,292,914
----------------------------------------------------------------------------------------------------------------------------------

Total net assets represented by:
     Variable annuity cash value
      invested in separate account       1,642,641         304,796         864,838      1,404,088      5,166,185        4,292,914
----------------------------------------------------------------------------------------------------------------------------------

Total net assets represented            $1,642,641         304,796         864,838      1,404,088      5,166,185       4,292,914
----------------------------------------------------------------------------------------------------------------------------------

Total units held                         1,268,604         284,376         801,357      1,177,696      3,464,766        2,902,936
Accumulated unit value                  $     1.29            1.07            1.08           1.19           1.49             1.48

Cost of investments                     $1,523,974         311,584         856,169      1,359,587      4,685,767        4,061,385
----------------------------------------------------------------------------------------------------------------------------------

[table restubbed]
------------------------------------------------------------------------
                                                  MFS         MFS World
                                                 Money       Government
                                             Market Series     Series
------------------------------------------------------------------------

Net assets:
  Investments at market value
  (see schedule of investments)               $520,227       527,381

Payable to First Citicorp Life
     Insurance Company                             283         2,298
------------------------------------------------------------------------

Total net assets                              $519,944       525,083
------------------------------------------------------------------------

Total net assets represented by:
     Variable annuity cash value
      invested in separate account             519,944       525,083
------------------------------------------------------------------------

Total net assets represented                  $519,944       525,083
------------------------------------------------------------------------

Total units held                               491,668       467,158
Accumulated unit value                        $   1.06          1.12

Cost of investments                           $520,227       524,058
------------------------------------------------------------------------
[end restubbed table]

See accompanying notes to financial statements.

FIRST CITICORP LIFE INSURANCE COMPANY
VARIABLE ANNUITY SEPARATE ACCOUNT

Statements of Operations

For the year ended December 31, 1996

-----------------------------------------------------------------------------------------------------------------------------------
                                                                     Landmark        Landmark      Landmark        A.I.M. V.I.
                                                   Landmark       U.S. Government  International   Balanced   Capital Appreciation
                                                  Equity Fund          Fund         Equity Fund      Fund             Fund
-----------------------------------------------------------------------------------------------------------------------------------
Investment income - dividends                     $ 56,894           18,520          25,447        68,748            7,450

Expenses:
     Mortality and expense risk fees                14,517            3,101           8,002        13,696           40,480
     Daily administrative charges                    1,740              371             960         1,641            4,856
----------------------------------------------------------------------------------------------------------------------------------

Total expenses                                      16,257            3,472           8,962        15,337           45,336
----------------------------------------------------------------------------------------------------------------------------------

Net investment income (loss)                        40,637           15,048          16,485        53,411          (37,886)
----------------------------------------------------------------------------------------------------------------------------------

Realized and unrealized gain (loss)
  on investments:
   Realized gain (loss) on sale of investments      15,916              472           3,827        14,761           47,770
   Change in unrealized gain (loss)
     on investments                                 69,678          (12,125)         11,523         9,979          417,715
----------------------------------------------------------------------------------------------------------------------------------

Net gain (loss) on investments                      85,594          (11,653)         15,350        24,740          465,485
----------------------------------------------------------------------------------------------------------------------------------

Increase in net assets resulting
     from operations                              $126,231            3,395          31,835        78,151          427,599
----------------------------------------------------------------------------------------------------------------------------------


[table restubbed]

-------------------------------------------------------------------------------------------
                                                   Fidelity          MFS        MFS World
                                                    Growth          Money      Government
                                                   Portfolio    Market Series    Series
-------------------------------------------------------------------------------------------

Investment income - dividends                     $128,270          4,679             --

Expenses:
     Mortality and expense risk fees                35,536          1,364          3,889
     Daily administrative charges                    4,274            157            466
-------------------------------------------------------------------------------------------

Total expenses                                      39,810          1,521          4,355
-------------------------------------------------------------------------------------------

Net investment income (loss)                        88,460          3,158         (4,355)
-------------------------------------------------------------------------------------------

Realized and unrealized gain (loss)
  on investments:
   Realized gain (loss) on sale of investments      28,292             --         (7,002)
  Change in unrealized gain (loss)
     on investments                                200,003             --         20,206
-------------------------------------------------------------------------------------------

Net gain (loss) on investments                     228,295             --         13,204
-------------------------------------------------------------------------------------------

Increase in net assets resulting
     from operations                              $316,755          3,158          8,849
-------------------------------------------------------------------------------------------

See accompanying notes to financial statements.

FIRST CITICORP LIFE INSURANCE COMPANY
VARIABLE ANNUITY SEPARATE ACCOUNT

Statements of Changes in Net Assets

For the year ended December 31, 1996

--------------------------------------------------------------------------------------------------------------------------------

                                                                Landmark         Landmark      Landmark          A.I.M. V.I.
                                                Landmark     U.S. Government   International   Balanced     Capital Appreciation
                                               Equity Fund        Fund          Equity Fund      Fund               Fund
--------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
   resulting from operations:
        Net investment income (loss)         $   40,637           15,048           16,485         53,411           (37,886)
        Realized gain (loss) on sale
           of investments                        15,916              472            3,827         14,761            47,770
        Change in unrealized gain (loss)
           on investments                        69,678          (12,125)          11,523          9,979           417,715
--------------------------------------------------------------------------------------------------------------------------------

Increase in net assets resulting
     from operations                            126,231            3,395           31,835         78,151           427,599
--------------------------------------------------------------------------------------------------------------------------------

Capital transactions:
     Contract deposits                          814,078          110,373          526,463        723,142         3,128,453
     Transfers between funds                     26,342            3,789          (23,480)       (19,445)           49,024
     Transfers from First Citicorp Life
       Insurance Company                         16,494               --           11,431          7,959           170,820
     Annual administrative charges                 (437)             (49)            (196)          (461)           (1,111)
     Contract withdrawals                       (86,467)         (34,848)         (71,248)       (96,406)         (339,282)
--------------------------------------------------------------------------------------------------------------------------------

Increase in net assets resulting
     from capital transactions                  770,010           79,265          442,970        614,789         3,007,904
--------------------------------------------------------------------------------------------------------------------------------

Total increase in net assets                    896,241           82,660          474,805        692,940         3,435,503

Net assets at beginning of period               746,400          222,136          390,033        711,148         1,730,682
--------------------------------------------------------------------------------------------------------------------------------

Net assets at end of period                  $1,642,641          304,796          864,838      1,404,088         5,166,185
--------------------------------------------------------------------------------------------------------------------------------

[table restubbed]

                                                Fidelity         MFS        MFS World
                                                 Growth         Money      Government
                                                Portfolio   Market Series    Series
----------------------------------------------------------------------------------------
Increase (decrease) in net assets
   resulting from operations:
        Net investment income (loss)         $   88,460          3,158       (4,355)
        Realized gain (loss) on sale
           of investments                        28,292             --       (7,002)
        Change in unrealized gain (loss)
           on investments                       200,003             --       20,206
---------------------------------------------------------------------------------------

Increase in net assets resulting
     from operations                            316,755          3,158        8,849
---------------------------------------------------------------------------------------

Capital transactions:
     Contract deposits                        2,553,418        479,146      340,827
     Transfers between funds                     30,429        (31,005)     (35,654)
     Transfers from First Citicorp Life
       Insurance Company                         66,088             --          907
     Annual administrative charges                 (951)           (27)        (128)
     Contract withdrawals                      (291,647)       (50,186)     (54,832)
---------------------------------------------------------------------------------------

Increase in net assets resulting
     from capital transactions                2,357,337        397,928      251,120
---------------------------------------------------------------------------------------

Total increase in net assets                  2,674,092        401,086      259,969

Net assets at beginning of period             1,618,822        118,858      265,114
---------------------------------------------------------------------------------------

Net assets at end of period                  $4,292,914        519,944      525,083
---------------------------------------------------------------------------------------

[end restubbed table]

See accompanying notes to financial statements.

FIRST CITICORP LIFE INSURANCE COMPANY
VARIABLE ANNUITY SEPARATE ACCOUNT

Statements of Changes in Net Assets

For the period from March 6, 1995 (Inception) to December 31, 1995

-------------------------------------------------------------------------------------------------------------------------------
                                                               Landmark        Landmark       Landmark         A.I.M. V.I.
                                               Landmark     U.S. Government  International    Balanced    Capital Appreciation
                                              Equity Fund        Fund         Equity Fund       Fund              Fund
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
    resulting from operations:
        Net investment income (loss)         $  4,844           5,986           2,789          10,347           (9,142)
        Realized gain (loss) on sale
           of investments                         399              82             373           1,230           15,496
        Change in unrealized gain (loss)
           on investments                      49,875           7,508            (364)         35,283           65,451
-------------------------------------------------------------------------------------------------------------------------------

Increase in net assets resulting
     from operations                           55,118          13,576           2,798          46,860           71,805
-------------------------------------------------------------------------------------------------------------------------------

Capital transactions:
   Contract deposits                          687,397         211,010         398,496         661,835        1,733,060
   Transfers between funds                      1,553          (1,393)         (1,565)          8,693           22,034
   Transfers from First Citicorp Life
     Insurance Company                          3,103              --           1,000           2,801            9,603
   Annual administrative charges
   Contract withdrawals                          (771)         (1,057)        (10,696)         (9,041)        (105,820)
-------------------------------------------------------------------------------------------------------------------------------

Increase in net assets resulting
     from capital transactions                691,282         208,560         387,235         664,288        1,658,877
-------------------------------------------------------------------------------------------------------------------------------

Total increase in net assets                  746,400         222,136         390,033         711,148        1,730,682

Net assets at beginning of period                  --              --              --              --               --
-------------------------------------------------------------------------------------------------------------------------------

Net assets at end of period                  $746,400         222,136         390,033         711,148        1,730,682
-------------------------------------------------------------------------------------------------------------------------------

[table restubbed]

----------------------------------------------------------------------------------------
                                                 Fidelity        MFS        MFS World
                                                  Growth        Money      Government
                                                 Portfolio  Market Series    Series
----------------------------------------------------------------------------------------
Increase (decrease) in net assets
    resulting from operations:
        Net investment income (loss)        $   (8,878)         2,000       23,119
        Realized gain (loss) on sale
           of investments                        6,321             --          488
        Change in unrealized gain (loss)
           on investments                       33,825             --      (16,883)
----------------------------------------------------------------------------------------

Increase in net assets resulting
     from operations                            31,268          2,000        6,724
----------------------------------------------------------------------------------------

Capital transactions:
   Contract deposits                         1,567,401        175,629      266,180
   Transfers between funds                      31,479        (58,771)      (2,030)
   Transfers from First Citicorp Life
     Insurance Company                          17,277             --           --
   Annual administrative charges
   Contract withdrawals                        (28,603)            --       (5,760)
----------------------------------------------------------------------------------------

Increase in net assets resulting
     from capital transactions               1,587,554        116,858      258,390
----------------------------------------------------------------------------------------

Total increase in net assets                 1,618,822        118,858      265,114

Net assets at beginning of period                   --             --           --
----------------------------------------------------------------------------------------

Net assets at end of period                 $1,618,822        118,858      265,114
----------------------------------------------------------------------------------------

[end restubbed]


See accompanying notes to financial statements.

FIRST CITICORP LIFE INSURANCE COMPANY
VARIABLE ANNUITY SEPARATE ACCOUNT

Notes to Financial Statements
December 31, 1996
--------------------------------------------------------------------------------

 (1)    History

        First Citicorp Life Insurance Company Variable Annuity Separate Account (the "Account") is a separate investment account maintained under the provisions of New York Insurance Law by First Citicorp Life Insurance Company (the "Company"), a subsidiary of Citicorp Life Insurance Company. The Account operates as a unit investment trust registered under the Investment Company act of 1940, as amended, and supports the operations of the Company's individual flexible premium deferred variable annuity contracts (the "contracts"). The Account invests in portfolios of the Landmark Variable Insurance Products (VIP) Funds, the A.I.M. Variable Insurance Funds, Inc., the Fidelity Investments Variable Insurance Products Fund, and the MFS Variable Insurance Trust (the "Funds"). The available portfolios of the Landmark VIP Funds include the Landmark VIP Equity Fund, the Landmark VIP U.S. Government Fund, the Landmark VIP International Equity Fund, and the Landmark VIP Balanced Fund. The AIM V.I. Capital Appreciation Fund of the AIM Variable Insurance Funds, Inc., the Growth Portfolio of the Fidelity Investments Variable Insurance Products Fund, the MFS Money Market Series, and the MFS World Government Series of the MFS Variable Insurance Trust are also available for investment.

        The account had no assets or operations until March 6, 1995, when the initial investment was made.

        The assets of the Account are the property of the Company. The portion of the Account's assets applicable to the contracts are not chargeable with liabilities arising out of any other business conducted by the Company.

        In addition to the Account, a contract owner may also allocate funds to the General Account, which is part of the Company's general account. Amounts allocated to the General Account are credited with a guaranteed rate for one year. Because of exemptive and exclusionary provisions, interests in the General Account have not been registered under the Securities Act of 1933, and the General Account has not been registered as an investment company under the Investment Company Act of 1940.

 (2)    Summary of Significant Accounting Policies

        The following is a summary of significant accounting policies followed by the Account in preparation of the financial statements in conformity with generally accepted accounting principles.

        Investment Valuation - The investment in the Fund is stated at market value, which is the net asset value of each of the respective series as determined by the Fund at the close of business on the last working day of the period.

                                                                     (Continued)

FIRST CITICORP LIFE INSURANCE COMPANY
VARIABLE ANNUITY SEPARATE ACCOUNT

Notes to Financial Statements

-------------------------------------------------------------------------------



        Accounting for Investments - Investment transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. The cost of investments sold is generally determined on the specific identification method.

        Federal Income Taxes - The Company is taxed under federal law as a life insurance company. The Account is part of the Company's total operations and is not taxed separately. Under existing law, no taxes are payable on investment income and realized capital gains of the Account.

        Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

 (3)    Contract Charges

        Daily charges for mortality and expense risks assumed by the Company are assessed through the daily unit value calculation, and are equivalent on an annual basis to 1.25% of the net assets of the contracts.

        An annual contract fee of $30 is assessed against each contract on its anniversary date by surrendering units. Daily charges for administrative expenses are assessed through the daily unit value calculation, and are equivalent on an annual basis to 0.15% of the net assets of the contracts.

        The contracts provide that in the event that a contract owner withdraws all or a portion of the contract value within five contract years, a deferred sales charge will be assessed. The deferred sales charge is based on a table of charges of which the maximum charge is currently 7% of the contract value. During each contract year, up to 10% of purchase payments less any prior withdrawal of purchase payments may be withdrawn without a deferred sales charge.

        Premium taxes may be applicable, depending on the laws of various jurisdictions. Various states and other governmental entities levy a premium tax on annuity contracts issued by insurance companies.

                                                                    (Continued)

FIRST CITICORP LIFE INSURANCE COMPANY
VARIABLE ANNUITY SEPARATE ACCOUNT

Notes to Financial Statements

-------------------------------------------------------------------------------

 (4)    Purchases of Investments

        For the year ended December 31, 1996, investment activity in each of the respective Funds was as follows:

---------------------------------------------------------------------------

                                                      Cost of     Proceeds
                       Shares of                     purchases   from sales
---------------------------------------------------------------------------

Landmark Variable Insurance Products Funds:
 Landmark Equity Fund                            $    892,938      81,890
 Landmark U.S. Government Fund                        129,993      33,652
 Landmark International Equity Fund                   539,187      77,496
 Landmark Balanced Fund                               794,814     126,321
A.I.M. Variable Insurance Funds, Inc.:
      A.I.M. V.I. Capital Appreciation Fund         3,147,164     175,511
Fidelity Variable Insurance Products Fund:
      Growth Portfolio                              2,585,036     137,992
MFS Variable Insurance Trust:
      MFS Money Market Series                         500,697      99,405
      MFS World Government Series                     341,676      92,782
---------------------------------------------------------------------------
                                                               (Continued)

FIRST CITICORP LIFE INSURANCE COMPANY
VARIABLE ANNUITY SEPARATE ACCOUNT

Notes to Financial Statements
-------------------------------------------------------------------------------

(5)     Net Increase in Accumulation Units

        For the year ended December 31, 1996, transactions in accumulation units for contractholders of the Account were as follows:
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                        Landmark        Landmark      Landmark         A.I.M. V.I.      Fidelity
                                       Landmark      U.S. Government  International   Balanced    Capital Appreciation   Growth
                                      Equity Fund         Fund         Equity Fund      Fund              Fund          Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Units purchased                           654,041         106,935         502,007        629,962        2,203,112       1,799,603
Units withdrawn and contract charges      (68,251)        (33,452)        (67,205)       (82,376)        (235,872)       (202,480)
Units transferred between funds            33,803           3,645         (11,390)        (9,936)         152,013          67,883
------------------------------------------------------------------------------------------------------------------------------------

Net increase                              619,593          77,128         423,412        537,650        2,119,253       1,665,006

Units at beginning of period              649,011         207,248         377,945        640,046        1,345,513       1,237,930
------------------------------------------------------------------------------------------------------------------------------------

Units at end of period                  1,268,604         284,376         801,357      1,177,696        3,464,766       2,902,936
------------------------------------------------------------------------------------------------------------------------------------

[restubbed table]

------------------------------------------------------------------------
                                                 MFS        MFS World
                                                Money      Government
                                            Market Series    Series
------------------------------------------------------------------------
Units purchased                                454,216      307,532
Units withdrawn and contract charges           (48,418)     (49,947)
Units transferred between funds                (30,038)     (32,341)
------------------------------------------------------------------------

Net increase                                   375,760      225,244

Units at beginning of period                   115,908      241,914
------------------------------------------------------------------------

Units at end of period                         491,668      467,158
------------------------------------------------------------------------

[end restubbed table]

For the period March 6, 1995 (Inception) to December 31, 1995, transactions in accumulation units for contractholders of the Account were as follows:

-----------------------------------------------------------------------------------------------------------------------------------
                                                       Landmark        Landmark     Landmark         A.I.M. V.I.       Fidelity
                                       Landmark     U.S. Government  International  Balanced    Capital Appreciation    Growth
                                      Equity Fund        Fund         Equity Fund     Fund              Fund           Portfolio
-----------------------------------------------------------------------------------------------------------------------------------

Units purchased                           645,474        209,726         388,739       637,592        1,407,226        1,223,339
Units withdrawn and contract charges         (737)        (1,009)        (10,290)       (8,504)         (85,419)         (21,324)
Units transferred between funds             4,274         (1,469)           (504)       10,958           23,706           35,915
-----------------------------------------------------------------------------------------------------------------------------------

Net increase                              649,011        207,248         377,945       640,046        1,345,513        1,237,930

Units at beginning of period                   --             --              --            --               --               --
-----------------------------------------------------------------------------------------------------------------------------------

Units at end of period                    649,011        207,248         377,945       640,046        1,345,513        1,237,930
-----------------------------------------------------------------------------------------------------------------------------------

[table restubbed]

-------------------------------------------------------------------
                                             MFS        MFS World
                                            Money       Government
                                         Market Series    Series
-------------------------------------------------------------------

Units purchased                             173,434     249,273
Units withdrawn and contract charges         -           (5,455)
Units transferred between funds             (57,526)     (1,904)
-------------------------------------------------------------------

Net increase                                115,908     241,914

Units at beginning of period                     --          --
-------------------------------------------------------------------

Units at end of period                      115,908     241,914
-------------------------------------------------------------------

[end restubbed table]

                                                                    (Continued)

FIRST CITICORP LIFE INSURANCE COMPANY
VARIABLE ANNUITY SEPARATE ACCOUNT

Schedule of Investments

December 31, 1996

--------------------------------------------------------------------------------------
                                                  Number        Market
                                                 of shares       value        Cost
--------------------------------------------------------------------------------------
Landmark Variable Insurance Products Funds:
  Landmark Equity Fund                            129,514     $1,643,528    1,523,974

  Landmark U.S. Government Fund                    30,727        306,967      311,584

  Landmark International Equity Fund               81,746        867,328      856,169

  Landmark Balanced Fund                          123,124      1,404,849    1,359,587

A.I.M. Variable Insurance Funds, Inc.:
  A.I.M. V.I. Capital Appreciation Fund           266,028      5,168,933    4,685,767

Fidelity Variable Insurance Products Fund:
     Fidelity Growth Portfolio                    137,932      4,295,213    4,061,385

MFS Variable Insurance Trust:
  MFS Money Market Series                         520,227        520,227      520,227

  MFS World Government Series                      49,847        527,381      524,058
--------------------------------------------------------------------------------------

The following documents have been previously filed via EDGAR and are herein incorporated by reference. Financial information may be obtained from the following:

Landmark Institutional Funds
CIK#:  0000878732
Form Type:  N-30B-2
File Number:  811-06401
Filing Date: 3/03/97
Accession No.: 0000950156-97-000229

AIM Variable Insurance Funds, Inc.
CIK #:  0000896435
Form Type: N-30D
File Number:  811-07452
Filing Date: 3/05/97
Accession No.: 0000899243-97-000334

Fidelity Variable Insurance Products Fund
CIK #:  0000814066
Form Type:  N-30D
File Number:  811-03329
Filing Date: 2/26/97
Accession No.: 0000215829-97-000003

MFS Variable Insurance Trust
CIK #:  0000918571
Form Type: N-30D
File Number:  811-08326
Filing Date: 3/05/97
Accession No.: 0000950156-97-000271, 0000950156-97-000283